RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Corporation	$ (2,581)	$ (2,490)
Related parties
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(90)	(110)
Loans and notes receivable	213	273
Property-specific debt obligations	(2,111)	(2,429)
Loans and notes payable and other liabilities	(1,080)	(721)
Preferred shares held by Brookfield Corporation	(2,581)	(2,490)
Brookfield Corporation interest in Canholdco	(1,620)	(1,759)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Deposit payable to Brookfield Asset Management	$ (100)	$ 0